Net Intangible Assets And Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Computer software cost	$ 62,159	[1]	$ 52,555	[1]
Initial franchise fees	20,429	[1]	15,342	[1]
Reacquired franchised rights	6,076	[1]
Letter of credit fees	940	[1]	940	[1]
Total cost	89,604	[1]	68,837	[1]
Total accumulated amortization	(40,512)	[1]	(28,172)	[1]
Subtotal	49,092	[1]	40,665	[1]
Goodwill	18,179	[2]	17,754	[2]
Net intangible assets including goodwill	67,271	[1],[2]	58,419	[1],[2]
Total amortization expense	14,825		11,144		6,740
Estimated aggregate amortization expense for 2013	14,824
Estimated aggregate amortization expense for 2014	14,791
Estimated aggregate amortization expense for 2015	10,392
Estimated aggregate amortization expense for 2016	3,047
Estimated aggregate amortization expense for 2017	1,531
Estimated aggregate amortization expense after 2017	4,507
Mexico [Member]
Goodwill	7,780	[2]	7,180	[2]
Brazil [Member]
Goodwill	8,086	[2]	8,892	[2]
Ecuador [Member]
Goodwill	273	[2]	273	[2]
Peru [Member]
Goodwill	220	[2]	208	[2]
Chile [Member]
Goodwill	1,553	[2]	1,201	[2]
Colombia [Member]
Goodwill	$ 267	[2]

[1]	Total amortization expense for fiscal years 2012, 2011 and 2010 amounted to $14,825, $11,144 and $6,740, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows: $14,824 for 2013; $14,791 for 2014; $10,392 for 2015; $3,047 for 2016; $1,531 for 2017 and thereafter $4,507.
[2]	Related to the acquisition of franchise restaurants (Mexico, Brazil, Peru, Colombia and Chile) and non-controlling interests in subsidiaries (Ecuador and Chile).